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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00
Check here if Amendment [x]; Amendment Number: 5
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Peter Neumeier
     ---------------------------------------------------------
Title: President
      --------------------------------------------------------
Phone: 831-625-6355
      --------------------------------------------------------
Signature, Place, and Date of Signing:

/s/ Peter Neumeier       Carmel, California             8/14/00
-----------------------  ----------------------------  --------
[Signature]              [City, State]                 [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28-4792
NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   0
                                   --------------
Form 13F Information Table Entry Total:   29
                                        --------------
Form 13F Information Table Value Total: $149275
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
---------------------------------------
[Repeat as necessary.]

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
                           FORM 13F INFORMATION TABLE

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COLUMN 1                             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COL. 6   COLUMN 7         COLUMN 8
-------------------------------   -------------- ----------  --------   ------------------ --------  ---------    ------------------
                                                                                                                  VOTING AUTHORITY
                                                               VALUE   SHARES/   SH/  PUT/  INVSTMT   OTHER       ------------------
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE   SHARED NONE
                                                                                                         NONE
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Anchor Gaming                          COM        033037102     4528    94450                 94450               64100    30350
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Arthur J. Gallagher                    COM        363576109    11206   266800                266800              119400   147400
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Barra Inc.                             COM        068313105     6552   132200                132200               56600    75600
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Burlington Coat Factory                COM        121579106     2954   273200                273200              136900   136300
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Claires Stores Inc.                    COM        179584107     6537   339600                339600              127100   212500
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Colonial BancGroup Inc.                COM        195493309     4647   482800                482800              172700   310100
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Dentsply International                 COM        249030107     6936   225100                225100               99000   126100
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Doral Financial Corporation            COM        25811P100     3261   285100                285100              127500   157600
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Engelhard Corporation                  COM        292845104     7180   420800                420800              198300   222500
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Furniture Brands International         COM        360921100     4681   309500                309500              145100   164400
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Harman International                   COM        413086109    13850   227050                227050              103900   123150
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HCC Insurance Holdings                 COM        404132102     4732   250700                250700              110400   140300
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Hon Industries Inc.                    COM        438092108     2564   109100                109100               42500    66600
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ICN Pharmaceuticals Inc.               COM        448924100     4707   169225                169225               69350    99875
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Imperial Bancorp                       COM        452556103     4158   267154                267154              110963   156191
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Jacobs Engineering Group               COM        469814107     7116   217700                217700               91700   126000
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Landstar System Inc.                   COM        515098101     8750   146900                146900               63100    83800
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Manitowoc Inc.                         COM        563571108     3084   115300                115300               63500    51800
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Monaco Coach Corp.                     COM        60886R103     4495   329900                329900              147300   182600
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Orbotech Ltd.                          ORD        M75253100     1453    15650                 15650                7550     8100
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Pittson Brinks Group                   COM        725701106     3708   262500                262500              115000   147500
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Progress Software                      COM        743312100     6346   353800                353800              157400   196400
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Quanex Corporation                     COM        747620102     1587   106700                106700               52400    54300
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Radian Group Inc.                      COM        750236101     4932    95300                 95300               48400    46900
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Southdown Inc.                         COM        841297104     2507    43410                 43410               14500    28910
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St. Francis Capital Corp.              COM        789374105     1472    97300                 97300               23400    73900
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


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                           FORM 13F INFORMATION TABLE

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COLUMN 1                             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COL. 6   COLUMN 7         COLUMN 8
-------------------------------   -------------- ----------  --------   ------------------ --------  ---------    ------------------
                                                                                                                  VOTING AUTHORITY
                                                               VALUE   SHARES/   SH/  PUT/  INVSTMT   OTHER       ------------------
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE   SHARED NONE
                                                                                                         NONE
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Superior Industries                  COM         868168105     7007    272100               272100                120700  151400
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Vans Inc.                            COM         921930103     2646    180900               180900                 89200   91700
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Wilmington Trust                     COM         971807102     5679    132850               132850                 58000   74850
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